JOHN HANCOCK STRATEGIC SERIES

200 Berkeley Street

Boston, MA 02116

April 11, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Strategic Series (the “Trust”), on behalf of:

John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio

John Hancock Managed Account Shares Securitized Debt Portfolio, and

John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (the “Funds”)

File Nos. 033-05186; 811-04651

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder; and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 69 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 69 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. The purpose of the Amendment is to register the Funds as new series of the Trust. No fees are required in connection with this filing.

If you have any questions or comments concerning the foregoing, please call me at (617) 663-4311.

Sincerely,

/s/ Thomas Dee
Thomas Dee, Esq.
Assistant Secretary of the Trust